Financial Instruments (Details) - Schedule maturity of financial assets $ in Thousands	Dec. 31, 2022 CAD ($)
Carrying amount [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	$ 1,730,031
Cash and Cash Equivalents [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,677,792
Trade and other receivables, excluding deferred receivables [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	36,210
Deferred receivables [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	13,931
Other financial assets [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	2,098
2023 [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,720,322
2023 [Member] | Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,677,792
2023 [Member] | Trade and other receivables, excluding deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	36,210
2023 [Member] | Deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	5,038
2023 [Member] | Other financial assets [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,282
2024 [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	3,295
2024 [Member] | Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2024 [Member] | Trade and other receivables, excluding deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2024 [Member] | Deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	3,295
2024 [Member] | Other financial assets [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2025 [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,303
2025 [Member] | Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2025 [Member] | Trade and other receivables, excluding deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2025 [Member] | Deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,303
2025 [Member] | Other financial assets [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2026 [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,354
2026 [Member] | Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2026 [Member] | Trade and other receivables, excluding deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2026 [Member] | Deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,354
2026 [Member] | Other financial assets [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2027 [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	644
2027 [Member] | Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2027 [Member] | Trade and other receivables, excluding deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
2027 [Member] | Deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	644
2027 [Member] | Other financial assets [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Thereafter [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	3,113
Thereafter [Member] | Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Thereafter [Member] | Trade and other receivables, excluding deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Thereafter [Member] | Deferred receivables [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	2,297
Thereafter [Member] | Other financial assets [Member]
Financial Instruments (Details) - Schedule maturity of financial assets [Line Items]
Total contractual maturities of financial assets	$ 816